STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash Flows From Operating Activities:
Net loss	$ (19,641,760)	$ (1,853)
Adjustments to reconcile net loss to net cash used in operating activities:
Investment income earned on investment held in Trust Account	(175,533)
Formation and organization costs paid by related parties	27,607	3,707
Costs associated with warrant liabilities	2,344,508
Gain on change in fair value of derivative liabilities	16,889,088
Changes in operating assets and liabilities:
Prepaid expenses	(1,123,401)	(1,854)
Accounts payable and accrued expenses	(761,757)
Net Cash Used In Operating Activities	(2,441,248)	0
Cash Flows From Investing Activities:
Cash deposited into Trust Account	(816,810,000)
Net Cash Used In Investing Activities	(816,810,000)
Cash Flows From Financing Activities:
Proceeds from sale of Units in Public Offering	816,810,000
Proceeds from sale of Private Placement Warrants	18,336,200
Payment of underwriter commissions	(16,336,200)
Payment of offering costs	(800,880)
Proceeds from Sponsor note	1,500,000
Net Cash Provided By Financing Activities	819,509,120	0
Net change in cash	257,872
Cash at beginning of period	0	0
Cash at end of period	257,872	0
Supplemental disclosure of non-cash financing activities:
Deferred underwriters' commissions charged to additional paid-in capital in connection with the Public Offering	28,588,350
Operating costs paid by related party which were charged to additional paid-in capital	345,910	$ 3,707
Initial classification of fair value of Public warrants	39,745,978
Accrued offering costs which were charged to additional paid-in capital	$ 1,144,924